Shareholder Report, Holdings (Details) - C000005527	May 31, 2024
BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BB Rated
Holdings [Line Items]
Percent of Net Asset Value	26.80%
BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	22.20%
B Rated
Holdings [Line Items]
Percent of Net Asset Value	28.10%
B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%